SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (10-K)	12 Months Ended
Dec. 31, 2010
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) [Abstract]
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

16.      SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

	2010
	1st	2nd	3rd	4th

Premiums & Policy Fees, Net	$3,156,767	$2,429,045	$2,649,473	$4,155,308
Net Investment Income	4,322,949	4,875,160	9,659,148	5,989,431
Total Revenues	7,683,648	7,777,912	13,019,273	9,962,524
Policy Benefits, Including Dividends	4,589,416	4,233,116	4,246,015	5,878,435
Commissions & Amortization of DAC & COI	213,809	104,372	2,800	178,900
Operating Expenses	1,971,570	1,848,216	1,927,023	2,284,175
Operating Income	812,169	1,507,615	6,766,146	1,575,227
Net Income Attributable to Common Shareholders	335,191	1,185,300	4,659,519	1,416,565
Basic Earnings Per Share Attributable to Common Shareholders	0.09	0.31	1.20	0.37
Diluted Earnings Per Share Attributable to Common Shareholders	0.09	0.31	1.20	0.37

	2009
	1st	2nd	3rd	4th

Premiums & Policy Fees, Net	$4,198,571	$3,126,692	$3,276,486	$2,900,444
Net Investment Income	3,443,283	3,391,781	3,221,707	4,184,022
Total Revenues	8,032,866	3,412,117	6,467,860	10,845,937
Policy Benefits, Including Dividends	6,888,524	4,689,295	5,345,056	5,571,102
Commissions & Amortization of DAC & COI	1,229,109	1,152,638	634,330	1,217,775
Operating Expenses	1,809,819	1,852,517	1,648,655	1,731,594
Operating Income (Loss)	(2,033,422)	(4,400,592)	(1,263,802)	2,201,733
Net Income (Loss) Attributable to Common Shareholders	(1,269,509)	(3,917,008)	(738,243)	1,634,513
Basic Earnings (Loss) Per Share Attributable to Common Shareholders	(0.33)	(1.02)	(0.19)	0.42
Diluted Earnings (Loss) Per Share Attributable to Common Shareholders	(0.33)	(1.02)	(0.19)	0.42